Schedule of promissory notes receivable (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Promissory Notes Receivable At Fvtpl
Beginning balance
Acquisition	1,585,783
Change in fair value	(873,778)	$ 581,812
Effect of foreign exchange	(135,477)
Ending balance	$ 576,528